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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form
                             Please print or type.

1.      Name and address of issuer:     MML Series Investment Fund
                                        1295 State Street
                                        Springfield, MA 01111-0001

2.      Name of each series or class of funds for which this notice is filed:
                                MML Equity Fund
                                MML Money Market Fund
                                MML Managed Bond Fund
                                MML Blend Fund

3.      Investment Company Act File Number:     811-2224

        Securities Act File Number:     2-39334

4.      Last day of fiscal year for which this notice is filed:

        December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.

                                                                        [ ]
                NOT APPLICABLE

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

        Number of Shares:       0


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8.      Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        Number of Shares:       0

9. Number and aggregate sale price of securities sold during the fiscal year:

        Number of Shares:       1,951,178.396
        Aggregate Sales Price:       $5,864,090.87

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        Number of Shares:       1,951,178.396
        Aggregate Sales Price:       $5,864,090.87

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

        Number of Shares:       0
        Aggregate Sales Price:     0

12.     Calculation of registration fee:

         (i)    Aggregate sale price of securities sold during
                the fiscal year in reliance on rule
                24f-2 (from Item 10):                              $5,864,090.87

        (ii)    Aggregate price of shares issued in connection
                with dividend reinvestment plans (from Item 11,
                if applicable):                                  +          0

       (iii)    Aggregate price of shares redeemed or
                repurchased during the fiscal year (if
                applicable):                                     -  6,836,662.29

        (iv)    Aggregate price of shares redeemed or
                repurchased and previously applied as a
                reduction to filing fees pursuant to rule
                24e-2 (if applicable):                           +          0

         (v)    Net aggregate price of securities sold and
                issued during the fiscal year in reliance on
                rule 24f-2 [line (i), plus line (ii), less line
                (iii), plus line (iv)] (if applicable):             (972,571.42)

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       (vi)  Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable law
             or regulation (see Instruction C.6):              x  1/3300

      (vii)  Fee due [line (i) or line (v) multiplied by
             line (vi)]                                            0

INSTRUCTION:    Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                            [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*               /s/Hamline C. Wilson
                                           Hamline C. Wilson
                                           Vice President and
                                           Chief Financial Officer

Date:  February 20, 1997

* Please print the name and title of the signing officer below the signature.

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                                           February 20, 1997

MML Series Investment Fund
1295 State Street
Springfield, Massachusetts   01111

Ladies and Gentlemen:

MML Series Investment Fund, a Massachusetts business trust (the "Trust"), is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"). While Ropes & Gray represents the Trust on certain matters, you have requested that the undersigned provide a legal opinion in connection with the filing by the Trust of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "Rule") for the Trust's fiscal year ended December 31, 1996.

In accordance with the Rule, the Trust has registered an indefinite number of shares of beneficial interest, $.01 par value per share, under the Securities Act of 1933, as amended. In accordance with the no-action letter dated June 20, 1995 from the Office of Insurance Products, Division of Investment Management of the Securities and Exchange Commission, the Trust has calculated registration fees pursuant to the Rule based on all of its sales and redemptions of securities during the fiscal year ended December 31, 1996, except sales to and redemptions from insurance company separate accounts that issued securities on which registration fees were paid to the Commission pursuant to Section 6(b) of the Securities Act of 1933 as amended. The purpose of the Notice is to make definite the registration of 1,951,178.396 shares the ("Shares").

I am Vice President and Associate General Counsel of MassMutual. As such, I am familiar with the action taken by the Trustees of the Trust to authorize the issuance of the Shares. I have examined the Trust's records of Trustee and shareholder action, its Agreement and Declaration of Trust (the "Declaration of Trust"), and its By-laws. I have also examined such other documents as I have deemed necessary for the purpose of this opinion.

I have assumed that appropriate action has been taken to register or qualify the sale of the Shares under any applicable state laws regulating offerings and sales of securities. I have also assumed that, upon sale of the Shares, the Trust received the authorized consideration therefor.
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MML Series Investment Fund
February 20, 1997
Page 2

Based on the foregoing, I am of the opinion that the Shares were validly issued, fully paid and, except as set forth in the next paragraph, non-assessable by the Trust.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust or any series of the Trust (a "Series"). However, the Declaration of Trust (i) provides that all persons extending credit to, contracting with or having any claim against the Trust or any Series shall look only to the assets of the Trust or the assets of that particular Series for payment under such credit, contract or claim and that the shareholders shall not be liable therefor, and (ii) requires that notice of such disclaimer of shareholder liability be given in every note, bond, contract, instrument, writing, certificate or undertaking made or issued by the Trustees or by any officers or officer. The Declaration of Trust provides that if any shareholder is charged or held personally liable solely by reason of being or having been a shareholder, the shareholder shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular Series of which he or she is or was a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the relevant Series would be unable to meet its obligations.

I consent to the filing of this opinion as an exhibit to the Notice that the Trust will file with the Securities and Exchange Commission pursuant to the Rule. This opinion is rendered to you in connection with that Notice and is solely for your benefit. This opinion may not be relied upon by any other person, firm or other entity for any purpose, without my prior written consent.

Very truly yours,

/s/ Stephen L. Kuhn

Stephen L. Kuhn
Vice President and
Associate General Counsel